1540 BROADWAY NEW YORK, NY 10036-4039 212.858.1000 F: 212.858.1500

Babak Yaghmaie

Phone: 212.858.1228

byaghmaie@pillsburywinthrop.com

January 6, 2005

CORRESPONDENCE

VIA EDGAR AND FEDERAL EXPRESS

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W.

Mail Stop 03-09

Washington, D.C. 20549

Attention: Song Brandon

Re:	MediciNova, Inc.
Amendment No. 2 to Registration Statement on Form S-1
File Number 333-119433

Dear	Ms. Brandon:

At the request of MediciNova, Inc. (the “Registrant”), we are submitting the following responses to the comments in your letter dated December 14, 2004 to Takashi Kiyoizumi, Chief Executive Officer of the Registrant (the “Comment Letter”). Courtesy copies of Amendment No. 2 to the Registration Statement on Form S-1 (the “Registration Statement”), marked to show changes from Amendment No. 1 to the Registration Statement on Form S-1 as filed on November 24, 2004, are enclosed for the convenience of the staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”). Please note that the numbered items below correspond to the number of the corresponding comment set forth in the Comment Letter and references herein to page numbers are to page numbers of the marked copies of the Registration Statement unless the context suggests otherwise. Factual information contained herein is provided by the Registrant or the Underwriters, as applicable.

Form S-1

Management’s Discussion and Analysis of Financial Condition, Page 28

SEC Response Letter

January 6, 2005

Research and Development Expense, page 31

1.	Please refer to your response to comment 41. The intent of our comment was to obtain more disaggregated research and development expense disclosure than what you have included in your amended S-1. For each product candidate please disclose the research and development costs incurred to date and for each income period presented.

Response: The Registrant has revised its disclosure on page 31 as suggested by the Staff.

Liquidity and Capital Resources, page 35

2.	We note from the additional disclosure on page 35 in response to comment 45 and the disclosure in Note 5 to the financial statements that your future potential milestones payments are significant. Please disclose an estimate of the timing of amounts to be paid.

Response: The Registrant respectfully submits that estimated completion dates and costs (other than the total aggregate potential milestone payments and licensing costs disclosed) are not reasonably certain. The Registrant has provided discussion to this effect on page 36 of the Registration Statement where it states that the timing of potential payments is subject to the achievement of milestones which are uncertain. The timing of satisfaction of such milestone events is dependent upon the success of the Registrant’s clinical development efforts and could also be effected by the fact that the Registrant may not pursue development of all of its compounds simultaneously or at the same pace. Accordingly, the Registrant believes that attempted disclosure of estimated timing of milestone payments would be speculative and potentially misleading.

License and Master Services Agreement, page 40

3.	We note your response to comment 56 and reissue the comment. Please note that we do not generally grant confidential treatment for redaction of individual milestone/royalty payments in connection with license agreements as we consider such information material to investors. However, we have as an exception permitted redaction of such individual amounts if the registrant discloses the aggregate milestone and/or royalty payments that you intend to pay or be paid under each agreement in the Form S-1. You will also need to disclose the amount you have paid to date as well as received to date under each agreement. Please revise your disclosure or advise us. Additionally, if you believe that the aggregate amount of these payments is not material to you, please provide us with the facts your belief is based on.

Response: The Registrant has revised its disclosures on pages 48 through 52 to disclose the aggregate milestone payments to be paid under each license agreement and the amounts that have been paid to date under each license agreement.

SEC Response Letter

January 6, 2005

4.	In addition, please note we are currently reviewing your application for confidential treatment. Any comments we may have on the application will be issued in a separate letter.

Response: The Registrant hereby acknowledges the Staff’s comment.

Financial Statements and Related Footnotes, page F-1

Note 1. The Company, Basis of Presentation and Summary of Significant Accounting Policies

Revenue Recognition, page F-9

5.	Please disclose the significant terms of your development management agreements with Asahi Kasei Pharma Corporation and Argenes Inc.

Response: The Registrant has revised its disclosure on page F-9 as suggested by the Staff.

Note 6. Redeemable Convertible Preferred Stock and Stockholders’ Equity

6.	We note your response to comment 73. Please provide the following:

•	Clarify why the fair value of the underlying common stock used to calculate the deemed dividend and the stock-based compensation related to the founders’ warrants was 90% of the estimated low end of the IPO price.

•	Disclose specifically what factors, assumptions, and methodology were used in estimating the fair value.

•	Discuss each significant factor contribution to the difference between the fair value and (1) the estimated IPO price, or (2) the fair value as determined by that valuation (if a contemporaneous valuation was made).

•	Clarify in the filing if the valuation used was contemporaneous or retrospective.

Response: We respectfully advise the Staff that between December 14, 2004 and December 17, 2004, following the receipt of the comment letter from the Staff, Mr. Richard Mejia, Partner with Ernst & Young LLP, the Registrant’s independent registered public accounting firm, and Mr. James Engelman, the Registrant’s financial accounting and reporting advisor, had discussions regarding this comment with Ms. Dana Hartz of the Staff. Upon completing the discussions, Ms. Hartz communicated back that the Staff felt that the disclosures in the notes to the financial statements and the response to comment 73 adequately addressed the Staff’s questions. Ms. Hartz did request that we provide the detailed calculations for all stock-based compensation, which is provided in the condensed tables below. We have also included the calculation computing the deemed dividend.

SEC Response Letter

January 6, 2005

As noted in the Registrant’s response to comment 73 in the letter to the Staff dated November 23, 2004, the Registrant identified the following three separate valuation periods based on significant milestone events: Period 1 from January 1, 2004 through May 24, 2004, Period 2 from May 25, 2004 through September 7, 2004 and Period 3 subsequent to September 7, 2004 (the date of the IPO organizational meeting). During Period 1 the Registrant used $0.90 or 90% of the closing price of the Series B convertible preferred stock, which was an arms-length transaction and which was completed on May 24, 2004. During Period 2 and following the sale of the Series B preferred stock, the Registrant initiated discussions with investment bankers regarding a potential IPO in Japan. During this period the Registrant used $2.75 per share or 90% of the low end of the pricing range based on potential valuations discussed with the investment bankers. Period 3 marked the start of the IPO process with the organization meeting being held on September 7, 2004 and, therefore, the Registrant began using $3.06 per share or 100% of the low end of the pricing range. The Registrant used the valuation of $3.06 per share until January 3, 2005 when its investment bankers provided a new low end valuation of $2.75 per share. The Registrant will continue to use $2.75 or 100% of the low end of the per share valuation, until such time as it is revised by the investment bankers.

Table 1 – Employee Stock Options Issued from 1/1/04 to 9/30/04

Grant Period	No. of Options Granted	Board of Directors Determined Fair Value	Deemed or Revised Fair Value	Deferred Stock-based Compensation
January 1—May 24, 2004	372,000	$1.00	$0.90	$—
May 25—September 7, 2004	658,000	$1.00	$2.75	1,151,500
September 7—30, 2004	90,000	$1.00	$3.06	185,400

Total	1,120,000			$1,336,900

Table 2 – Founders’ Warrants Issued from 1/1/04 to 9/30/041

Grant Period	No. of Warrants Issued	Cumulative No. of Warrants Issued	Exercise Price	Deemed or Revised Fair Value	Current Stock-based Compensation	Cumulative Stock-based Compensation
January 1—May 24, 2004	3,673,000	7,323,000	$0.10	$0.90	$5,858,400	$5,858,400
May 25—September 7, 2004	5,533,572	12,856,572	$0.10	$2.75	28,211,516	34,069,916

Total	9,206,572				$34,069,916	$34,069,916

Table 3 – Non-Employee Warrants Issued from 1/1/04 to 9/30/042

Grant Period	No. of Warrants	Exercise Price	Deemed or Revised Fair Value	Compensation Expense
May 24, 2004	500,000	$1.00	$1.50	$250,000

Total	500,000			$250,000

SEC Response Letter

January 6, 2005

Table 4 – Deemed Dividend related to sale of Series C on September 2, 2004

Date	No. of Shares	Sales Price	Deemed or Revised Fair Value	Deemed Dividend
September 2, 2004	27,667,856	$1.62	$2.75	$31,264,677

[1]	As disclosed in footnote 6 “Redeemable Convertible Preferred Stock and Stockholders’ Equity” under the heading “Founders’ Common Stock and Warrants”, the warrants issued to founders were considered variable until they became fixed at September 2, 2004. Accordingly, the outstanding warrants were remeasured at each period end based on the then current fair value of the underlying common stock.
[2]	As disclosed in footnote 6 “Redeemable Convertible Preferred Stock and Stockholders’ Equity” under the heading “Other Warrants”, the warrants issued to BioVen Advisory, Inc. for consulting services related to the Registrant’s fundraising efforts were valued at the $250,000 cash value of the services performed.

Founders’ Common Stock and Warrant, page F-16

7.	We note in your disclosure that you recorded additional stock-based compensation of $19,405,950 and $14,663,966 during the nine months ended September 30, 2004. The sum of the two amounts does not agree to the total amount you disclose of $31,264,677. Please revise your disclosure to reconcile these amounts.

Response: The Registrant has revised the disclosure to accurately reflect the sum of the two amounts as $34,069,916. The revision is reflected on page F-18.

If you have any questions, please do not hesitate to call me at (212) 858-1228.

Very truly yours,

/s/ Babak Yaghmaie

Babak Yaghmaie

cc:	Takashi Kiyoizumi, M.D., Ph.D.

David R. Snyder, Esq.

James E. Basta, Esq.

Alan G. Cannon, Esq